Gain (loss) on non - financial assets, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (loss) on non - financial assets, net
Gains on disposals of investment properties	$ 0	$ 0	$ 742